Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash received equity method investments	€ 218.0	€ 178.7	[1]	€ 168.0
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Ownership percentage (in percentage)	24.90%
Funding provided for tooling equity method investment
Additions related to non-cash transfers	€ 45.1	€ 33.8		€ 69.2

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, amortization of underwriting commissions and discount related to the bonds and credit facility.